Filed Pursuant to Rule 497(e)
                                                  of the Securities Act of 1933

                                                               October 31, 2017

    Supplement to the Prospectuses, as in effect and as may be amended, for

Fund                                               Date of Prospectus
----                                               ------------------
Pioneer Classic Balanced Fund                      December 1, 2016
Pioneer Disciplined Value Fund                     December 31, 2016
Pioneer Emerging Markets Fund                      April 1, 2017
Pioneer Equity Income Fund                         March 1, 2017
Pioneer Flexible Opportunities Fund                March 1, 2017
Pioneer Fund                                       May 1, 2017
Pioneer Fundamental Growth Fund                    August 1, 2017
Pioneer Global Equity Fund                         April 1, 2017
Pioneer High Yield Fund                            March 1, 2017
Pioneer Mid Cap Value Fund                         March 1, 2017
Pioneer Multi-Asset Income Fund                    April 1, 2017
Pioneer Select Mid Cap Growth Fund                 April 1, 2017
Pioneer Solutions - Balanced Fund                  December 1, 2016
Pioneer Solutions - Conservative Fund              December 1, 2016
Pioneer Solutions - Growth Fund                    December 1, 2016
Pioneer Strategic Income Fund                      April 1, 2017
Pioneer U.S. Government Money Market Fund          August 1, 2017


The following replaces information under "Share class eligibility" in the section "Choosing a class of shares."

CLASS R SHARES

Class R shares are available to certain tax-deferred retirement plans
(including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans) held in plan level or omnibus accounts. Class R shares also are available to IRAs that are rollovers from eligible retirement plans that offered one or more Class R share Pioneer funds as investment options and to individual 401(k) plans. Class R shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (ERISA).



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                                      (c) 2017 Amundi Pioneer Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC